CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 8 — CONVERTIBLE NOTES PAYABLE

2017
:

On April 11, 2017, the Company issued a convertible promissory note in the principal amount of $50,000 (the “Note”) and warrant (the “Warrant”) to purchase 20,000 shares of common stock of the Company. The Note and Warrant were issued in connection with an election granted under our October 9, 2015 Note and Warrant Purchase Agreement (the “October 2015 Purchase Agreement”) whereby any investor in the October 2015 Purchase Agreement within the three-year period immediately following the initial closing date, may purchase an additional note in the principal amount equal to 50% of the principal amount of the initial note purchased by such investor at previous closings and an additional warrant with an aggregate exercise price equal to such investor’s the principal amount of such additional note.

The Note bears interest at 10% and matures the earlier of October 9, 2018 or after the occurrence an event of default (as defined in the Note). In the event of any conversion, all interest shall be also converted into equity and shall not be payable in cash.

If the Company sells equity securities in a single transaction or series of related transactions for cash of at least $1,000,000 (excluding the conversion of the Note and excluding the shares of common stock to be issued upon exercise of the warrants) on or before the maturity date, all of the unpaid principal on the Note plus accrued interest shall be automatically converted at the closing of the equity financing into a number of shares of the same class or series of equity securities as are issued and sold by the Company in such equity financing (or a class or series of equity securities identical in all respects to and ranking pari passu with the class or series of equity securities issued and sold in such equity financing) as is determined by dividing (i) the principal and accrued and unpaid interest amount of the Note by (ii) 60% of the price per share at which such equity securities are issued and sold in such equity financing.

The Warrant is exercisable at $2.50 per share and expires 5 years following the date of issuance. The Warrant is subject to anti-dilution protection, subject to certain customary exceptions.

The estimated fair value of the issued warrant of $89,944 was charged as a debt discount up to the net proceeds of the note ($50,000) and the excess ($39,944) recorded as current period interest expense. The Company amortized $50,000 of the debt discount to current period operations as interest expense for the year ended December 31, 2017.

On November 30, 2017, the Company issued 31,450 shares of the Company’s in full settlement of the promissory note and accrued interest of $2,836. In connection with the settlement, the Company incurred a $15,724 loss on settlement of debt.

On October 11, 2017, the “Company entered into a Second Amendment to the Note and Warrant Purchase Agreement (the “Purchase Agreement Amendment”) and an Omnibus Amendment to Common Stock Warrants (the “Warrant Amendment”), which collectively amend that certain Note and Warrant Purchase Agreement dated as of October 9, 2015 (the “Original Agreement”) and the warrants previously issued thereunder (the “Warrants”) to, among other things; (i) for the period from the Closing Date until November 8, 2017 (the “Discount Period”), provide parties to the Original Agreement the option to purchase additional notes (in an amount of up to 50% of their respective original investment as provided in the Original Agreement) that will immediately convert to shares of common stock of the Company (“Common Stock”) at a price of $1.68 per share along with warrants exercisable for shares of Common Stock at a price of $1.75 per share if exercised during the Discount Period or $2.50 per share if exercised during the term of the warrant following the Discount Period; (ii) provide for certain registration rights for shares of Common Stock issued pursuant to the Original Purchase Agreement, as amended, at any time after 30 days subsequent to the listing of the Common Stock on a national securities exchange; and (iii) amend the Warrants such that they are exercisable for shares of Common Stock at a price of $1.75 per share if exercised during the Discount Period or $0.10 per share if exercised during the term of the warrant following the Discount Period.

The Company recognized a charge of $13,262 to current period interest for change in fair value due to the warrant modifications using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, a risk-free interest rate of 1.60% to 1.99%, a dividend yield of 0%, and volatility of 165.18% to 166.12%.

In November 2017, the Company issued convertible promissory notes in aggregate of $812,500 and 325,000 warrants to acquire the Company’s common stock at $1.75 per share for five years under the above described terms. The notes were immediately converted into 483,631 shares of the Company’s common stock at a conversion rate of $1.68 per share. Of the issued 325,000 warrants, 30,000 warrants were exercised for net proceeds of $52,500.

In accordance with ASC 470-20, the Company recognized the value attributable to the warrants and the conversion feature in the aggregate amount of $812,500 to additional paid in capital and a discount against the November 2017 notes. The Company valued the warrants in accordance with ASC 470-20 using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, a risk-free interest rate of 1.83% to 2.01%, a dividend yield of 0%, and volatility of 165.45% to 166.12%. Due to the immediate conversion feature, the debt discount attributed to the value of the warrants and conversion feature in aggregate of $812,500 was charged to current period as interest expense.

2018:

In connection with the October 9, 2015 Note and Warrant Purchase Agreement, in September 2018 and October 2018, the Company issued convertible promissory notes in aggregate principal amount of $224,975 (the “Notes”) and warrants (the “Warrants”) to purchase 89,990 shares of common stock of the Company. $50,000 of the principal was in connection with an entity that a member of the Company’s board of directors is deemed a beneficial owner (see Note 10). Subject to the agreement, any investor in the October 9, 2015 Purchase Agreement within the three-year period immediately following the initial closing date, may purchase an additional note in the principal amount equal to 50% of the principal amount of the initial note purchased by such investor at previous closings and an additional warrant equal to the principal amount of such additional note divided by the exercise price of the additional warrant.

The Notes bore interest at 10% and matured on the earlier of October 9, 2018 or after the occurrence of an event of default (as defined in the Note). In the event of any conversion, all interest was converted into equity and shall not be payable in cash.

Under the terms of the October 9, 2015 Note and Warrant Purchase Agreement, if the Company sells equity securities in a single transaction or series of related transactions for cash of at least $1,000,000 (excluding the conversion of the Notes and excluding the shares of common stock to be issued upon exercise of the warrants) on or before the maturity date, all of the unpaid principal on the Note plus accrued interest shall be automatically converted at the closing of the equity financing into a number of shares of the same class or series of equity securities as are issued and sold by the Company in such equity financing (or a class or series of equity securities identical in all respects to and ranking pari passu with the class or series of equity securities issued and sold in such equity financing) as is determined by dividing (i) the principal and accrued and unpaid interest amount of the Notes by (ii) 60% of the price per share at which such equity securities are issued and sold in such equity financing.

On October 2, 2018, the Company’s board of directors approved to convert the debt, upon maturity, at $3.75 per share, which is 60% of the price per share at which equity was sold in August 2018 and will be treated as debt extinguishment at conversion. On October 29, 2018, the Company issued an aggregate of 60,182 shares of its common stock in settlement of the outstanding notes and accrued interest of $225,687 (principal plus accrued interest). In connection with the settlement, the Company incurred a loss on settlement of debt of $267,812, calculated as the difference between the fair value of the shares of common stock issued less the value of convertible debt settled.

The Warrants are exercisable at $2.50 per share and expire 5 years following the date of issuance. The Warrants are subject to anti-dilution protection, subject to certain customary exceptions.

In accordance with Accounting Standards Codification subtopic 470-20, the Company estimated relative fair value of the issued warrants, determined to be $175,617 as a credit to additional paid in capital. The Company amortized $175,617 of the debt discount to current period operations as interest expense for the year ended December 31, 2018.